Equity reserves (Details) - Stock Option Activity - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Stock option outstanding, beginning	1,346,838	1,347,398
Stock option outstanding, granted		240,000
Stock option outstanding, Cancelled		(240,560)
Stock option outstanding, ending	1,346,838	1,346,838
Warrant exercisable, end of year	1,346,838	1,346,838
Weighted average exercise price, outstanding, beginning of year	$ 3.70	$ 3.70
Weighted average exercise price, granted		4.16
Weighted average exercise price, Cancelled		4.16
Weighted average exercise price, outstanding, end of year	3.70	3.70
Weighted average exercise price, Exercisable, end of year	$ 3.70	$ 3.70